Exchange Act-Forms

                                  FORM 13F-HR


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                                    FORM 13F


                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 06/30/01
            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):
                           [ ]     is a restatement.
                           [ ]     adds new holdings entries.


Name: Fourth MDV Partners, L.L.C.
Address: 2775 Sand Hill Rd., Suite 240, Menlo Park, CA 94025

Form 13F File Number:  028-06255

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:  Moez R. Virani

Title:  Attorney-In-Fact

Phone:  650-854-7236

Signature, Place, and Date of Signing:

/s/ Moez R. Virani
--------------------------------------------------------------------------------
[Signature]

Menlo Park, CA
--------------------------------------------------------------------------------
[City, State]

August 6, 2001
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:                        None

Form 13F Information Table Entry Total:                      3

Form 13F Information Table Value Total:                 53,397
                                                    (thousands)

List of Other Included Managers:                          None

                                                   FORM 13F INFORMATION TABLE


                                                                                                                VOTING AUTHORITY
                                                         VALUE    SHARES/       SH/  PUT/  INVSTMT  OTHER    -----------------------
NAME OF ISSUER               TITLE OF CLASS   CUSIP    (X$1000)   PRN AMT       PRN  CALL  DSCRETN MANAGERS    SOLE    SHARED   NONE
---------------------------  -------------- --------- ----------- ----------    ---  ----  ------- --------  --------- ------   ----
Agile Software Corporation   Common          00846X105   51,255   3,014,998     SH           Sole            3,014,998    0       0
Kana Software Inc.           Common          483600102    1,057     517,914     SH           Sole              517,914    0       0
Netcentives, Inc.            Common          64108P101    1,085   2,087,206     SH           Sole            2,087,206    0       0
                                           Total Value   53,397